GOVERNMENT FEES AND OTHER TAXES (Schedule of Government Fees and Other Taxes Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of government fees and other taxes [Abstract]
Government fees	$ 351	$ 1,314
Other taxes	2,620	2,693
Total government fees and other taxes consist	$ 2,971	$ 4,007